PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2014	2013
Cost:

Computers and peripheral equipment	$194	$138
Office furniture and equipment	62	62
Production lines	813	1,769
Leasehold improvement	6	-

	1,075	1,969
Accumulated depreciation:

Computers and peripheral equipment	88	37
Office furniture and equipment	7	3
Production lines	-	784
Leasehold improvement	2	-

	97	824

Property and equipment, net	$978	$1,145

Depreciation expenses for the year ended December 31, 2014 and 2013 amounted to $549 and $839, respectively. In addition, during the year ended December 31, 2014, the Company recorded losses from write-off of one production line, which ceased to be used in operations amounted to $489.